Leases - Schedule of Components of the Company's Lease Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease cost	$ 1,602	$ 1,602	$ 6,407
Short-term lease cost	0	0	0
Variable lease cost	491	506	1,406
Lease cost	$ 2,093	$ 2,108	$ 7,813